Long-Term Prepayments And Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Long-Term Prepayments And Other Non-Current Assets [Abstract]
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

NOTE 8 – LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

		As of December 31,
		2025	2024
Prepayment for equipment	(1)	$2,461,674	$1,165,608
Finance lease deposit		178,033	636,362
Prepayment for long-term loan acquisition cost	(2)	-	1,237,215
Total		$2,639,707	$3,039,185

(1)	Prepaid for equipment represented advance payment on the production line equipment by Sunrise Guizhou, which had not been shipped as of December 31, 2025 and 2024.

(2)	CCB and Sunrise Guizhou entered into a long-term loan agreement on January 9, 2025 to finance the construction of Sunrise Guizhou’s additional manufacturing facilities. See Note 17.